Supplement dated July 16, 2012
to the
Prospectus, Summary Prospectus and Statement of Additional Information
dated April 30, 2012
of the Collins Alternative Solutions Fund,
a series of Trust for Professional Managers

Effective immediately, Mr. Curt W. Schade no longer serves as a portfolio manager of the Collins Alternative Solutions Fund (the “Fund”).  Accordingly, all references to Mr. Schade as a portfolio manager of the Fund in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby removed.

The Fund continues to be co-managed by the following portfolio managers:

Investment Adviser	Portfolio Managers	Managed the Fund Since:
Collins Capital Investments, LLC	Dorothy C. Weaver	April 2012
	Stephen T. Mason	April 2012
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Whitebox Advisors LLC	Andrew J. Redleaf	April 2012
	Robert J. Vogel	April 2012
	Brian G. Lutz	April 2012
	Jason E. Cross, Ph.D.	April 2012
The Cambridge Strategy	David R. Thompson	April 2012
(Asset Management) Limited	Walid Khalfallah	April 2012
	Ali Yigitbasioglu, Ph.D.	April 2012
Stadion Money Management, LLC	Timothy A. Chapman	April 2012
	Judson P. Doherty	April 2012
	Gregory L. Morris	April 2012
	Brad A. Thompson	April 2012
Pinebank Asset Management, LP	Oren M. Cohen	April 2012
Battenkill Capital Management, Inc.	Richard E. Franzen	April 2012

Please retain this Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information for reference.